Leases - Summary of Movement in Right of use Assets and Lease Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	£ 1,382	£ 1,528
Additions	358	305
Transfers to net investment in subleases		(5)
Disposals	(103)	(10)
Depreciation of right-of-use assets	(213)	(257)	£ (262)
Impairment charges included within restructuring costs	(1)	(129)	(34)
Exchange adjustments	(38)	(50)
Ending balance, right-of-use assets	1,385	1,382	1,528
Lease liabilities, beginning balance	2,154	2,210
Additions	307	288
Interest expense related to lease liabilities	98	106	96
Disposals	(126)	(13)
Repayment of lease liabilities (including interest)	(377)	(362)
Exchange adjustments	(36)	(75)
Lease liabilities, ending balance	2,020	2,154	2,210
Land and buildings
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	1,309	1,482
Additions	334	255
Transfers to net investment in subleases		(5)
Disposals	(82)	(9)
Depreciation of right-of-use assets	(197)	(236)	(245)
Impairment charges included within restructuring costs	(1)	(129)
Exchange adjustments	(35)	(49)
Ending balance, right-of-use assets	1,328	1,309	1,482
Lease liabilities, beginning balance	2,078	2,162
Additions	291	238
Interest expense related to lease liabilities	95	103
Disposals	(105)	(11)
Repayment of lease liabilities (including interest)	(359)	(340)
Exchange adjustments	(33)	(74)
Lease liabilities, ending balance	1,967	2,078	2,162
Plant and machinery
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	73	46
Additions	24	50
Transfers to net investment in subleases		0
Disposals	(21)	(1)
Depreciation of right-of-use assets	(16)	(21)	(17)
Impairment charges included within restructuring costs	0	0
Exchange adjustments	(3)	(1)
Ending balance, right-of-use assets	57	73	46
Lease liabilities, beginning balance	76	48
Additions	16	50
Interest expense related to lease liabilities	3	3
Disposals	(21)	(2)
Repayment of lease liabilities (including interest)	(18)	(22)
Exchange adjustments	(3)	(1)
Lease liabilities, ending balance	£ 53	£ 76	£ 48